Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Communication Services Portfolio
September 30, 2025
VTELP-NPRT3-1125
1.856920.118
Common Stocks - 99.5%
	Shares	Value ($)
CANADA - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Shopify Inc Class A (United States) (a)	13,300	1,976,513
CHINA - 0.6%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Tencent Holdings Ltd	27,900	2,377,348
INDIA - 0.4%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Eternal Ltd (a)	463,300	1,697,442
KOREA (SOUTH) - 1.6%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (a)	42,900	832,689
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	10,650	2,635,144
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	45,840	2,738,460
TOTAL INFORMATION TECHNOLOGY		5,373,604

TOTAL KOREA (SOUTH)		6,206,293
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	28,500	7,959,765
UNITED STATES - 94.3%
Communication Services - 85.7%
Diversified Telecommunication Services - 3.3%
AST SpaceMobile Inc Class A (a)(b)	40,800	2,002,464
AT&T Inc	371,100	10,479,864
GCI Liberty Inc/DEL Class A (a)(c)	21,982	0
		12,482,328
Entertainment - 25.5%
Liberty Media Corp-Liberty Formula One Class C (a)	61,900	6,465,455
Lionsgate Studios Corp	222,000	1,531,800
Live Nation Entertainment Inc (a)	45,700	7,467,380
Netflix Inc (a)	8,210	9,843,133
ROBLOX Corp Class A (a)	134,600	18,644,792
Roku Inc Class A (a)	67,400	6,748,762
Spotify Technology SA (a)	2,900	2,024,200
Take-Two Interactive Software Inc (a)	45,700	11,807,052
TKO Group Holdings Inc Class A	26,200	5,291,352
Walt Disney Co/The	141,823	16,238,734
Warner Bros Discovery Inc (a)	544,300	10,630,179
		96,692,839
Interactive Media & Services - 49.7%
Alphabet Inc Class A	387,295	94,151,415
Meta Platforms Inc Class A	112,700	82,764,626
Pinterest Inc Class A (a)	37,500	1,206,375
Reddit Inc Class A (a)	41,700	9,590,583
		187,712,999
Media - 6.3%
Charter Communications Inc Class A (a)	18,600	5,116,953
EchoStar Corp Class A (a)(b)	46,300	3,535,468
Fox Corp Class A	40,800	2,572,848
Magnite Inc (a)(b)	290,350	6,323,823
Paramount Skydance Corp Class B	152,200	2,879,624
Trade Desk Inc (The) Class A (a)	68,700	3,366,987
		23,795,703
Wireless Telecommunication Services - 0.9%
T-Mobile US Inc	13,600	3,255,568
TOTAL COMMUNICATION SERVICES		323,939,437

Consumer Discretionary - 4.2%
Broadline Retail - 3.5%
Amazon.com Inc (a)	59,600	13,086,372
Specialty Retail - 0.7%
Warby Parker Inc Class A (a)	102,900	2,837,982
TOTAL CONSUMER DISCRETIONARY		15,924,354

Industrials - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp (a)(c)(d)	207	43,884
Space Exploration Technologies Corp Class C (a)(c)(d)	393	83,316
		127,200
Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp (a)	13,900	1,497,308
IT Services - 1.0%
CoreWeave Inc Class A (a)	16,800	2,299,080
Twilio Inc Class A (a)	15,100	1,511,359
		3,810,439
Semiconductors & Semiconductor Equipment - 0.4%
Marvell Technology Inc	20,000	1,681,400
Software - 1.4%
Microsoft Corp	6,100	3,159,495
OpenAI Global LLC rights (a)(c)(d)	51,600	70,692
Unity Software Inc (a)	41,200	1,649,648
		4,879,835
Technology Hardware, Storage & Peripherals - 0.6%
Western Digital Corp	19,900	2,389,194
TOTAL INFORMATION TECHNOLOGY		14,258,176

Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Zillow Group Inc Class A (a)	31,000	2,307,640
TOTAL UNITED STATES		356,556,807
TOTAL COMMON STOCKS (Cost $231,283,345)		376,774,168

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Waymo LLC Series C2 (c)(d) (Cost $221,544)	2,833	246,159

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	2,110,678	2,111,100
Fidelity Securities Lending Cash Central Fund (e)(f)	4.19	8,145,117	8,145,932
TOTAL MONEY MARKET FUNDS (Cost $10,257,032)			10,257,032

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $241,761,921)	387,277,359
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(8,631,384)
NET ASSETS - 100.0%	378,645,975

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $444,051 or 0.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
OpenAI Global LLC rights	8/4/2025	51,600

Space Exploration Technologies Corp	7/14/2025	43,884

Space Exploration Technologies Corp Class C	7/14/2025	83,316

Waymo LLC Series C2	10/18/2024	221,544

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,965,483	131,104,095	130,958,773	93,776	295	-	2,111,100	2,110,678	0.0%
Fidelity Securities Lending Cash Central Fund	1,178,955	40,232,010	33,265,033	11,777	-	-	8,145,932	8,145,117	0.0%
Total	3,144,438	171,336,105	164,223,806	105,553	295	-	10,257,032

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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